Schedule of Short-term Debt (Details)	3 Months Ended		12 Months Ended
	Apr. 30, 2014 USD ($)	Apr. 30, 2014 CAD	Jan. 31, 2014 USD ($)	Jan. 31, 2014 CAD
Promissory Notes Payable Schedule Of Short-term Debt 1			10.00%	10.00%
Promissory Notes Payable Schedule Of Short-term Debt 2			$ 75,000
Promissory Notes Payable Schedule Of Short-term Debt 3			0
Promissory Notes Payable Schedule Of Short-term Debt 4			309,062
Promissory Notes Payable Schedule Of Short-term Debt 5			41,667
Promissory Notes Payable Schedule Of Short-term Debt 6			63,229
Promissory Notes Payable Schedule Of Short-term Debt 7			15.00%	15.00%
Promissory Notes Payable Schedule Of Short-term Debt 8			37,500
Promissory Notes Payable Schedule Of Short-term Debt 9			$ 0.10
Promissory Notes Payable Schedule Of Short-term Debt 10			309,062
Promissory Notes Payable Schedule Of Short-term Debt 11			0
Promissory Notes Payable Schedule Of Short-term Debt 12				16,250
Promissory Notes Payable Schedule Of Short-term Debt 13				3,125
Promissory Notes Payable Schedule Of Short-term Debt 14				3,750
Promissory Notes Payable Schedule Of Short-term Debt 15			15.00%	15.00%
Promissory Notes Payable Schedule Of Short-term Debt 16			14,668
Promissory Notes Payable Schedule Of Short-term Debt 17			0
Promissory Notes Payable Schedule Of Short-term Debt 18				47,917
Promissory Notes Payable Schedule Of Short-term Debt 19				9,583
Promissory Notes Payable Schedule Of Short-term Debt 20			43,250
Promissory Notes Payable Schedule Of Short-term Debt 21			0
Promissory Notes Payable Schedule Of Short-term Debt 22			(44,558)
Promissory Notes Payable Schedule Of Short-term Debt 23			0
Promissory Notes Payable Schedule Of Short-term Debt 24			397,422
Promissory Notes Payable Schedule Of Short-term Debt 25			0
Promissory Notes Payable Schedule Of Short-term Debt 26			(397,422)
Promissory Notes Payable Schedule Of Short-term Debt 27			0
Promissory Notes Payable Schedule Of Short-term Debt 28			0
Promissory Notes Payable Schedule Of Short-term Debt 29			0
Promissory Notes Payable Schedule Of Short-term Debt 1	6.00%	6.00%
Promissory Notes Payable Schedule Of Short-term Debt 2	1,033,787
Promissory Notes Payable Schedule Of Short-term Debt 3	0
Promissory Notes Payable Schedule Of Short-term Debt 4	10.00%	10.00%
Promissory Notes Payable Schedule Of Short-term Debt 5	75,000
Promissory Notes Payable Schedule Of Short-term Debt 6	75,000
Promissory Notes Payable Schedule Of Short-term Debt 7	309,062
Promissory Notes Payable Schedule Of Short-term Debt 8	41,667
Promissory Notes Payable Schedule Of Short-term Debt 9	63,229
Promissory Notes Payable Schedule Of Short-term Debt 10	15.00%	15.00%
Promissory Notes Payable Schedule Of Short-term Debt 11	37,500
Promissory Notes Payable Schedule Of Short-term Debt 12	$ 0.10
Promissory Notes Payable Schedule Of Short-term Debt 13	184,062
Promissory Notes Payable Schedule Of Short-term Debt 14	309,062
Promissory Notes Payable Schedule Of Short-term Debt 15		6,875
Promissory Notes Payable Schedule Of Short-term Debt 16		3,125
Promissory Notes Payable Schedule Of Short-term Debt 17		3,750
Promissory Notes Payable Schedule Of Short-term Debt 18	15.00%	15.00%
Promissory Notes Payable Schedule Of Short-term Debt 19	6,274
Promissory Notes Payable Schedule Of Short-term Debt 20	14,668
Promissory Notes Payable Schedule Of Short-term Debt 21		38,334
Promissory Notes Payable Schedule Of Short-term Debt 22		9,583
Promissory Notes Payable Schedule Of Short-term Debt 23	34,985
Promissory Notes Payable Schedule Of Short-term Debt 24	43,250
Promissory Notes Payable Schedule Of Short-term Debt 25		51,078
Promissory Notes Payable Schedule Of Short-term Debt 26		9,583
Promissory Notes Payable Schedule Of Short-term Debt 27	46,615
Promissory Notes Payable Schedule Of Short-term Debt 28	0
Promissory Notes Payable Schedule Of Short-term Debt 29	(24,438)
Promissory Notes Payable Schedule Of Short-term Debt 30	(44,558)
Promissory Notes Payable Schedule Of Short-term Debt 31	1,356,285
Promissory Notes Payable Schedule Of Short-term Debt 32	397,422
Promissory Notes Payable Schedule Of Short-term Debt 33	(1,356,285)
Promissory Notes Payable Schedule Of Short-term Debt 34	(397,422)
Promissory Notes Payable Schedule Of Short-term Debt 35	0
Promissory Notes Payable Schedule Of Short-term Debt 36	$ 0